4. Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

The Company has property and equipment as follows as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Furniture and Equipment	$12,385	$12,385
Computer Equipment	90,015	42,654
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	295,040	247,679
Less Accumulated Depreciation	(208,745)	(157,218)
Property and Equipment, Net	$86,295	$90,461

During the three months ended September 30, 2017 and 2016, the Company recorded depreciation expense of $17,661 and $16,574, respectively. During the nine months ended September 30, 2017 and 2016, the Company recorded depreciation expense of $51,527 and $49,637, respectively.

The Company has property and equipment as follows as of December 31, 2016, and 2015:

	December 31. 2016	December 31, 2015
Furniture and Equipment	$12,385	$12,385
Computer Equipment	42,654	36,810
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	247,679	241,835
Less Accumulated Depreciation	(157,218)	(90,887)
Property and Equipment, Net	$90,461	$150,948

During the years ended December 31, 2016 and 2015, the Company recorded depreciation expense of $66,331 and $64,458, respectively.